Document and Entity Information	Aug. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001435049
Document Type	8-K
Document Period End Date	Aug. 17, 2020
Entity Registrant Name	ADURO BIOTECH, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37345
Entity Tax Identification Number	94-3348934
Entity Address, Address Line One	740 Heinz Avenue
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	(510)
Local Phone Number	848-4400
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ADRO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true